Document and Entity Information	Apr. 27, 2018
Prospectus:
Document Type	497
Document Period End Date	Apr. 27, 2018
Registrant Name	VALIC Co II
Central Index Key	0001062374
Amendment Flag	false
Document Creation Date	Apr. 27, 2018
Document Effective Date	Apr. 27, 2018
Prospectus Date	Jan. 01, 2018
Capital Appreciation Fund | Capital Appreciation Fund
Prospectus:
Trading Symbol	VCCAX